Note 10 - Long-term Debt - Annual Repayments Under Credit Facilities and Term Loans (Details) $ in Thousands	Dec. 31, 2025 USD ($)
2026	$ 270,754
2027	281,189
2028	185,596
2029	235,840
2030	421,263
2031 and thereafter	128,337
Total	$ 1,522,979